Reduction in Workforce - Additional Information (Detail)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2020 Employee	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) Employee
Restructuring Charges [Abstract]
Reduction in workforce | Employee	2			8
Additional restructuring charges		$ 100,000	$ 600,000
Payments for Restructuring			66,000
Payments for accrued restructuring costs		$ 500,000	$ 500,000	$ 500,000
Reduction in workforce, percentage				22.00%